Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2025	May 31, 2021	Aug. 31, 2018	Dec. 31, 2025	Dec. 31, 2024	Aug. 22, 2024	Jul. 31, 2022	Aug. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss contingency damages sought value	$ 1,600
Accrued and other current liabilities				$ 2,648	$ 1,967		$ 1,600
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description			The Israeli subsidiary entered into a lease agreement for a 60-month period beginning January 1, 2019. The subsidiary may terminate the lease agreement on December 31 of each year with 6-month advance written notice to the lessor. If the subsidiary to terminate the lease agreement at the first 48-month period, then an exit penalty of $241 will apply
Warrants to purchase shares		56,325
Warrants exercise price		$ 0.0001
Warrants expired		Apr. 30, 2026
Lease Agreement [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares						119,340		63,015
Warrants exercise price								$ 0.0001